Quarterly Holdings Report
for
Fidelity Freedom® 2040 Fund
June 30, 2026
F40-NPRT1-0826
1.818372.121
Bond Funds - 14.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,318,280	13,182,804
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,920,681	14,712,414
Fidelity Series Emerging Markets Debt Fund (b)	21,380,764	185,371,225
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,759,444	45,928,639
Fidelity Series Floating Rate High Income Fund (b)	3,178,839	27,560,536
Fidelity Series High Income Fund (b)	20,196,486	180,556,586
Fidelity Series International Credit Fund (b)	1,227,348	10,444,735
Fidelity Series International Developed Markets Bond Index Fund (b)	124,552,737	1,063,680,375
Fidelity Series Investment Grade Bond Fund (b)	192,597,649	1,939,458,322
Fidelity Series Long-Term Treasury Bond Index Fund (b)	309,679,120	1,650,589,708
Fidelity Series Real Estate Income Fund (b)	2,804,592	28,382,474
TOTAL BOND FUNDS (Cost $5,589,311,595)		5,159,867,818

Domestic Equity Funds - 48.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	45,284,669	686,062,730
Fidelity Series Blue Chip Growth Fund (b)	67,975,938	1,851,664,548
Fidelity Series Commodity Strategy Fund (b)	684,533	73,388,830
Fidelity Series Growth Company Fund (b)	98,389,858	3,327,544,984
Fidelity Series Intrinsic Opportunities Fund (b)	30,462,185	368,592,444
Fidelity Series Large Cap Stock Fund (b)	115,276,211	3,402,953,743
Fidelity Series Large Cap Value Index Fund (b)	45,726,681	968,491,100
Fidelity Series Opportunistic Insights Fund (b)	69,444,805	1,975,704,705
Fidelity Series Small Cap Core Fund (b)	7,045,706	114,422,272
Fidelity Series Small Cap Discovery Fund (b)	20,098,549	264,496,906
Fidelity Series Small Cap Opportunities Fund (b)	28,318,330	572,313,448
Fidelity Series Stock Selector Large Cap Value Fund (b)	139,583,554	2,159,357,583
Fidelity Series Value Discovery Fund (b)	105,430,704	1,967,336,936
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,835,895,200)		17,732,330,229

International Equity Funds - 37.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	61,430,663	1,285,129,471
Fidelity Series Emerging Markets Fund (b)	62,865,147	959,322,146
Fidelity Series Emerging Markets Opportunities Fund (b)	120,096,917	3,859,914,904
Fidelity Series International Growth Fund (b)	112,035,085	2,416,596,786
Fidelity Series International Small Cap Fund (b)	15,210,005	287,621,194
Fidelity Series International Value Fund (b)	141,981,134	2,376,764,181
Fidelity Series Overseas Fund (b)	148,104,206	2,397,807,093
Fidelity Series Select International Small Cap Fund (b)	1,866,415	28,873,444
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,177,048,115)		13,612,029,219

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.64 to 3.65	850,000	848,725
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	17,120,000	17,118,288
US Treasury Bills 0% 7/23/2026 (d)	3.63	42,360,000	42,267,110
US Treasury Bills 0% 7/30/2026 (d)	3.62	25,120,000	25,047,253
US Treasury Bills 0% 7/9/2026 (d)	3.63	640,000	639,483
US Treasury Bills 0% 8/13/2026 (d)	3.63	4,150,000	4,131,912
US Treasury Bills 0% 8/6/2026 (d)	3.63	5,080,000	5,061,636
US Treasury Bills 0% 9/10/2026 (d)	3.66	5,230,000	5,192,403
US Treasury Bills 0% 9/17/2026 (d)	3.66	450,000	446,446
TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,753,794)			100,753,256

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $37,306,306)	3.69	37,298,847	37,306,306

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $23,740,315,010)	36,642,286,828
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(22,485,013)
NET ASSETS - 100.0%	36,619,801,815

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	14,833	9/2026	1,665,467,781	14,020,629
CBOT US Treasury Long Bond Contracts (United States)	2,390	9/2026	270,219,375	6,058,838
ICE MSCI EAFE Index Contracts (United States)	851	9/2026	133,832,515	(249,309)
TOTAL LONG				19,830,158
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(1,874)	9/2026	(285,372,720)	(9,084,710)
CME E-Mini S&P 500 Index Contracts (United States)	(1,427)	9/2026	(538,567,638)	(6,393,699)
ICE MSCI Emerging Markets Index Contracts (United States)	(102)	9/2026	(8,962,230)	(257)
TOTAL SHORT				(15,478,666)
TOTAL FUTURES CONTRACTS				4,351,492

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $100,150,316.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	87,605,816	182,355,863	232,654,503	284,302	(870)	-	37,306,306	37,298,847	0.1%
Total	87,605,816	182,355,863	232,654,503	284,302	(870)	-	37,306,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,239,084	130,995	267,364	7,991	6,002	74,087	13,182,804	1,318,280
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,713,770	155,367	311,864	7,765	(2,525)	157,666	14,712,414	1,920,681
Fidelity Series All-Sector Equity Fund	594,584,516	4,742,041	19,514,873	-	2,863,510	103,387,536	686,062,730	45,284,669
Fidelity Series Blue Chip Growth Fund	1,651,333,737	16,804,384	252,849,169	-	44,963,273	391,412,323	1,851,664,548	67,975,938
Fidelity Series Canada Fund	1,189,691,087	85,053,329	20,211,368	-	5,376,419	25,220,004	1,285,129,471	61,430,663
Fidelity Series Commodity Strategy Fund	221,457,775	10,942,725	154,584,801	-	19,900,765	(24,327,634)	73,388,830	684,533
Fidelity Series Emerging Markets Debt Fund	162,799,997	19,835,476	3,193,353	2,508,056	178,840	5,750,265	185,371,225	21,380,764
Fidelity Series Emerging Markets Debt Local Currency Fund	44,819,174	344,406	817,993	-	6,516	1,576,536	45,928,639	4,759,444
Fidelity Series Emerging Markets Fund	773,795,736	45,004,870	23,030,756	-	3,811,381	159,740,915	959,322,146	62,865,147
Fidelity Series Emerging Markets Opportunities Fund	3,054,325,300	207,028,732	136,704,276	-	20,002,155	715,262,993	3,859,914,904	120,096,917
Fidelity Series Floating Rate High Income Fund	27,326,614	746,055	542,807	500,046	2	30,672	27,560,536	3,178,839
Fidelity Series Government Money Market Fund	-	123,183,965	123,183,965	251,578	-	-	-	-
Fidelity Series Growth Company Fund	2,957,810,278	41,112,200	449,407,124	-	79,288,826	698,740,804	3,327,544,984	98,389,858
Fidelity Series High Income Fund	161,330,277	19,805,638	3,129,559	2,774,212	86,846	2,463,384	180,556,586	20,196,486
Fidelity Series International Credit Fund	10,327,563	88,312	82,130	88,312	489	110,501	10,444,735	1,227,348
Fidelity Series International Developed Markets Bond Index Fund	900,958,574	169,830,242	16,358,069	7,552,309	(84,371)	9,333,999	1,063,680,375	124,552,737
Fidelity Series International Growth Fund	2,208,100,391	16,852,105	139,125,627	-	19,167,980	311,601,937	2,416,596,786	112,035,085
Fidelity Series International Small Cap Fund	313,564,389	-	51,936,285	-	13,560,824	12,432,266	287,621,194	15,210,005
Fidelity Series International Value Fund	2,212,633,123	70,774,568	38,142,681	-	8,822,076	122,677,095	2,376,764,181	141,981,134
Fidelity Series Intrinsic Opportunities Fund	369,657,851	-	47,939,237	-	3,663,725	43,210,105	368,592,444	30,462,185
Fidelity Series Investment Grade Bond Fund	1,950,810,818	271,588,343	275,148,321	19,906,817	(12,971,753)	5,179,235	1,939,458,322	192,597,649
Fidelity Series Large Cap Stock Fund	2,943,110,362	146,467,509	51,627,768	-	16,339,746	348,663,894	3,402,953,743	115,276,211
Fidelity Series Large Cap Value Index Fund	859,590,838	24,326,634	35,275,187	-	5,262,054	114,586,761	968,491,100	45,726,681
Fidelity Series Long-Term Treasury Bond Index Fund	1,367,951,528	315,464,503	34,065,721	14,472,359	(6,061,210)	7,300,608	1,650,589,708	309,679,120
Fidelity Series Opportunistic Insights Fund	1,749,457,990	13,504,312	72,196,724	-	11,414,452	273,524,675	1,975,704,705	69,444,805
Fidelity Series Overseas Fund	2,214,591,323	17,768,524	84,124,050	-	7,567,997	242,003,299	2,397,807,093	148,104,206
Fidelity Series Real Estate Income Fund	28,117,729	503,921	548,743	257,918	812	308,755	28,382,474	2,804,592
Fidelity Series Select International Small Cap Fund	26,211,280	542,974	223,459	-	54,654	2,287,995	28,873,444	1,866,415
Fidelity Series Small Cap Core Fund	83,221,240	18,285,414	1,513,031	3,009,670	247,309	14,181,340	114,422,272	7,045,706
Fidelity Series Small Cap Discovery Fund	232,569,982	2,800,091	21,460,663	2,799,168	2,063,130	48,524,366	264,496,906	20,098,549
Fidelity Series Small Cap Opportunities Fund	544,638,363	-	73,203,500	-	26,955,155	73,923,430	572,313,448	28,318,330
Fidelity Series Stock Selector Large Cap Value Fund	1,915,606,135	112,834,605	59,762,906	-	7,550,666	183,129,083	2,159,357,583	139,583,554
Fidelity Series Value Discovery Fund	1,738,952,726	98,673,499	62,714,714	-	7,619,908	184,805,517	1,967,336,936	105,430,704
	32,537,299,550	1,855,195,739	2,253,198,088	54,136,201	287,655,653	4,077,274,412	36,504,227,266

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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